Cover Page	9 Months Ended
Sep. 30, 2020
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Entity Registrant Name	Oaktree Acquisition Corp.
Entity Central Index Key	0001773751
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	New quarterly financials have been included.